Document and Entity Information Document	Jan. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 27, 2026
Entity Registrant Name	MSCI Inc.
Entity Central Index Key	0001408198
Amendment Flag	false
Entity Tax Identification Number	13-4038723
Entity Address, Address Line One	7 World Trade Center,
Entity Address, Address Line Two	250 Greenwich Street, 49th Floor,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	804-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MSCI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33812